Note 7 - Net Foreign Exchange Loss - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			$ (1,512)	$ 2,477
Taxation and VAT			(328)	3,318
Other			(1,184)	(841)
Realised foreign exchange (losses) gains			(7,770)	(4,811)
Bullion sales receivable			(1,805)	(2,526)
Cash and cash equivalents			(3,031)	(283)
Taxation and VAT receivables			(2,007)	(66)
Trade and other payables			(927)	(1,936)
Foreign exchange gains	$ (3,129)	$ (257)	(9,282)	(2,334)
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			(671)
Taxation and VAT			(328)
Other			(343)
Realised foreign exchange (losses) gains			(955)
Bullion sales receivable			(368)
Cash and cash equivalents			(2)
Taxation and VAT receivables			(363)
Trade and other payables			(222)
Foreign exchange gains			(1,626)
Currency, Zimbabwe RTGS [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			0	1,648
Taxation and VAT			0	3,318
Other			0	(1,670)
Realised foreign exchange (losses) gains			(6,792)	(4,860)
Bullion sales receivable			(1,437)	(2,526)
Cash and cash equivalents			(3,006)	(278)
Taxation and VAT receivables			(1,644)	(66)
Trade and other payables			(705)	(1,990)
Foreign exchange gains			(6,792)	(3,212)
Other Currency [Member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			(841)	829
Taxation and VAT			0	0
Other			(841)	829
Realised foreign exchange (losses) gains			(23)	49
Bullion sales receivable			0	0
Cash and cash equivalents			(23)	(5)
Taxation and VAT receivables			0	0
Trade and other payables			0	54
Foreign exchange gains			$ (864)	$ 878